Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 92	€ 93
Investments in associates	872	883
Investments in subsidiaries, joint ventures and associates	€ 964	€ 976